Property and Equipment	12 Months Ended
Dec. 31, 2010
Property and Equipment
Property and Equipment

5. Property and Equipment

        Property and equipment consists of the following:

		December 31
	Estimated Useful Life (In Years)
		2009	2010
Furniture and fixtures	5	$36	$36
Computer equipment and software	3	223	238
Leasehold improvements	Shorter of useful life or remaining lease term	367	367
Laboratory equipment	5	628	—

		1,254	641
Less accumulated depreciation and amortization		(1,119)	(610)

		$135	$31

        In September 2010, the Company disposed of and subsequently sold laboratory equipment with an original cost of $628 and accumulated depreciation of $579 for proceeds of $149.